CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue	$ 674,255,890	$ 346,338,742	$ 105,069,690
Cost of revenue	393,623,706	193,873,323	66,876,249
Gross profit	280,632,184	152,465,419	38,193,441
Operating expenses
Research and development	117,301,916	58,686,993	37,039,253
Selling, general and administrative	26,958,124	20,188,234	20,538,521
Impairment loss of long-lived assets		4,486,474
Total operating expenses	144,260,040	83,361,701	57,577,774
Income (loss) from operations	136,372,144	69,103,718	(19,384,333)
Other income (expenses)
Interest income	6,338,721	3,600,898	1,553,114
Interest expense	(3,930,860)	(1,145,432)	(1,172,516)
Other income, net	11,519,886	3,879,409	733,992
Total other income	13,927,747	6,334,875	1,114,590
Income (loss) before income taxes	150,299,891	75,438,593	(18,269,743)
Income tax expense	15,092,482	8,129,595	1,024,693
Equity in loss of affiliates	(1,184,716)	(114,560)	(22,033)
Net income (loss)	134,022,693	67,194,438	(19,316,469)
Less: net loss attributable to non-controlling interests	432,283
Net income attributable to Spreadtrum Communications, Inc.	$ 134,454,976	$ 67,194,438	$ (19,316,469)
Income (loss) per share - basic	$ 0.94	$ 0.47	$ (0.14)
Income (loss) per share - diluted	$ 0.83	$ 0.43	$ (0.14)
Shares used in calculating income (loss) per share
Basic	143,312,424	141,739,261	134,431,135
Diluted	162,702,055	157,342,529	134,431,135